Debt and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt and Warrants
Debt and Warrants

7. Debt and Warrants

Convertible Notes and Warrants

2013 Convertible Notes

From July through September 2013, the Company issued four convertible promissory notes (collectively the “Notes”) for gross aggregate proceeds of $525,000 to various third-party lenders. The Notes bore interest at 8% per annum. The Notes automatically matured and the entire outstanding principal amount, together with accrued interest, was due and payable in cash at the earlier of July 8, 2015 (the “Maturity Date”) or ten business days after the date of consummation of the initial closing of a first equity round of financing. The Company consummated a first equity round of financing prior to the Maturity Date with a pre-money valuation of greater than $3.0 million, and, accordingly, principal and accrued interest was converted into shares of common stock at 75% of the purchase price paid by such equity investors. These notes were all converted to common stock in February 2014 upon the issuance of the convertible preferred stock. In February 2014, in connection with the first equity round of financing and issuance of the Series A convertible preferred stock, the noteholders exercised their option to convert their Notes into 207,664 shares of common stock and accrued interest was paid in cash to the noteholders. The accreted interest expense related to the discount on the Notes was $1,443 for the period from January 1, 2014 to the conversion date of the Notes. Upon conversion, the entire remaining debt discount of $4,071 was recorded as interest expense.

In connection with the Notes, the Company issued warrants to the noteholders, which became exercisable to purchase an aggregate of 207,664 shares of common stock as of the issuance of the first equity round of financing (the “Warrants”). The Warrants have a $2.53 exercise price, are fully exercisable from the initial date of the first equity round of financing, and have a five-year term subsequent to that date.

2014 Convertible Notes

On June 2, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $300,000 to two accredited investors, including a convertible promissory note for $200,000 to a board member to which Series A preferred stock was sold. These notes accrued interest at 3% per annum and automatically were to mature on June 1, 2015. The Company has unpaid accrued interest of $8,507, which is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. No interest was incurred for the three months ended March 31, 2017 and 2016.  Upon the closing of the IPO, the outstanding principal amount automatically converted into 53,571 shares common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (“BCF”) existed because the effective conversion price on issuance of the notes was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $75,000 as a discount to notes payable and to additional paid-in capital. The full amount of the BCF was amortized to interest expense by the end of May 2015 when the notes were converted to equity.

On July 16, 2014, pursuant to a convertible note purchase agreement, the Company issued a convertible promissory note in the principal amount of $150,000 to an accredited investor. This note accrued interest at 3% per annum and automatically was to mature on June 1, 2015. The Company has unpaid accrued interest of $3,711, which is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. No interest was incurred for the three months ended March 31, 2017 and 2016.  Upon the closing of the IPO, the outstanding principal amount automatically converted into 26,785 shares of common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $37,500 as a discount to the notes payable and to additional paid-in capital. The full amount of the BCF was amortized to interest expense by the end of May 2015 when the notes were converted to equity.

In connection with the Transfer Agreement (Note 6) the Company issued fully vested and immediately exercisable warrants to the Manufacturer to purchase 16,666 shares of common stock at 90% of the IPO price, amended to $6.30 in March 2015, for a period of five years. The fair value of the warrants, $37,840, was recorded as research and development expense and additional paid-in capital in June 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.83, exercise price of $4.35, term of five years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.64%.

On December 23, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $650,000 to three accredited investors, including a convertible promissory note for $250,000 to the same board member to which the June 2, 2014 $200,000 convertible promissory note was issued and to which Series A preferred stock was sold. These notes accrued interest at 12% per annum and became payable within thirty days following the IPO.  The Company has unpaid accrued interest of is $30,132, which is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. No interest expense was accrued for the three months ended March 31, 2017 and 2016.  Upon consummation of the Company’s IPO, the noteholders converted the notes into 116,070 shares of common stock at a conversion price equal to 80% of the IPO price, amended to $5.60 in March 2015. In connection with these notes, the Company also issued the lenders a fully vested warrant to purchase shares of the Company’s common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015. These warrants entitle the noteholders to purchase 58,035 shares of common stock. The fair value of the warrants, $147,943, was recorded as a debt discount and liability at December 23, 2014. The Company fully amortized the discount by the end of May 2015 when the notes were converted to equity. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.59, exercise price of $4.15, term of three years expiring December 2017, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.10%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was amortized as interest expense over the one hundred ninety days from issuance of the notes through their first maturity date of July 31, 2015, beginning in January 2015. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $502,057 was recorded as a discount to the notes payable and to additional paid-in capital. The full amount of the BCF was amortized to interest expense by the end of May 2015 when the notes were converted to equity.

2015 Convertible Notes

In February 2015, the Company issued convertible promissory notes to two accredited investors in the aggregate principal amount of $250,000. These notes were issued pursuant to the convertible note purchase agreement dated December 23, 2014. In connection with the issuance of the notes, the Company issued the lenders warrants to purchase 22,320 shares at $5.60 per share, which expire December 31, 2017. Principal and interest of $103,912 was paid in May 2015 for $100,000 of these notes. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of for the full face value was recorded as a discount to the notes payable and to additional paid-in capital. The full amount of the BCF was amortized to interest expense by the end of June 2015.

Extinguishment of debt

The remaining outstanding note of $150,000 is payable to the investor at an effective simple interest rate of 12% per annum, and was due in full on July 31, 2016. On July 28, 2016, the Company entered into an amendment to delay the repayment of the principal and related interest under the terms of the remaining note from July 31, 2016 to October 31, 2016.

On November 8, 2016, the Company entered into an amendment to extend the maturity date of the remaining note from October 31, 2016 to January 1, 2017. In exchange for the extension of the maturity date, on November 8, 2016, the Company’s board of directors granted the lender a warrant to purchase 120,000 shares of the Company’s common stock for $0.01 per share. The warrant is exercisable at any time on or before July 28, 2022, the expiration date of the warrant. The amendment and related warrant issuance resulted in the Company treating the debt as having been extinguished and replaced with new debt for accounting purposes due to meeting the 10% cash flow test. The Company calculated a loss on the extinguishment of debt of $108,000, or the equivalent to the fair value of the warrants granted, which is included in other expense in the Company’s statements of operations and comprehensive loss in the three months ended December 31, 2017.

On January 31, 2017, the Company entered into an amendment to extend the maturity date of the remaining note from January 1, 2017 to January 1, 2018. In exchange for the extension of the maturity date, on January 31, 2017, the Company’s board of directors granted the lender a warrant to purchase 370,916 shares of the Company’s common stock for $0.51 per share. The warrant is exercisable at any time on or before January 31, 2019, the expiration date of the warrant. The amendment and related warrant issuance resulted in the Company treating the debt as having been extinguished and replaced with new debt for accounting purposes due to meeting the 10% cash flow test. The Company calculated a loss on the extinguishment of debt of $207,713, or the equivalent to the fair value of the warrants granted, which is included in other expense in the Company’s statements of operations and comprehensive loss in the three months ended March 31, 2017.

The $150,000 note is included in notes payable in current liabilities on the Company’s balance sheet. The Company has unpaid accrued interest of $38,367 and $33,929, which is included in accrued liabilities on the Company’s balance sheet as of March 31, 2017 and December 31, 2016, respectively, and incurred $4,438 and $4,488 in interest expense in the three months ended March 31, 2017 and 2016, respectively.

In March 2015, the Company entered into a non-binding letter of intent with an investor. In connection therewith, the investor paid the Company $1.0 million. At March 31, 2015, the Company had recorded this amount as a loan advance on the balance sheet. In April 2015, the investor purchased $1.0 million of convertible promissory notes from the Company, the terms of which provided that such notes were to be converted into shares of the Company’s common stock upon the closing of an IPO at a conversion price of $5.60 per share. In connection with the purchase of the notes, the Company issued the investor a warrant to purchase 89,285 shares at $5.60 per share, which expires December 31, 2017. The notes accrued simple interest of 12% per annum and, upon consummation of the Company’s IPO in May 2015, converted into 178,571 shares of the Company’s common stock. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of for the full face value was recorded as a discount to the notes payable and to additional paid-in capital. The full amount of the BCF was amortized to interest expense by the end of June 2015.  While the note was converted to equity, the Company has not yet remitted the related accrued interest of $17,753, which is included in accrued liabilities in the Company’s balance sheet.  No interest expense was accrued in the three months ended March 31, 2017 and 2016.

The total convertible notes payable obligation was $150,000 as of March 31, 2017 and 2016, and interest expense on the convertible notes for the three months ended March 31, 2017 and 2016 was $4,438 and $4,488, respectively.

Interest payable on the convertible notes at March 31, 2017 and December 31, 2016 was $98,486 and $94,048, respectively.

Notes Payable—Bridge Loans

On October 30, 2014, the Company entered into a standby bridge financing agreement with two lenders, which was amended and restated on December 3, 2014, which provided a loan commitment in the aggregate principal amount of $1.0 million (the “Bridge”). Proceeds to the Company were net of a $100,000 debt discount under the terms of the Bridge and net of $104,000 of debt issuance costs. This debt discount and debt issuance costs were recorded as interest expense using the effective interest method, over the six month term of the Bridge. The Bridge became payable upon the IPO. The Bridge was repaid in May 2015, including interest thereon in an amount of $1,321,600. In connection with the Bridge, the lenders were granted warrants to purchase 178,569 shares of the Company’s common stock determined by dividing $1.0 million by the exercise price of 80% of the IPO price, amended to $5.60 in March 2015. The fair value of the warrants, $505,348, was originally recorded as a debt discount and liability at December 3, 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $5.01, exercise price of $5.23, term of five years expiring December 2019, volatility of 63%, dividend yield of 0%, and risk-free interest rate of 1.61%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was recorded as interest expense over the six month term of the Bridge. The Company fully extinguished the debt and accrued interest in May 2015.

Standby Line of Credit

In August 2014, the Company entered into a standby line of credit with an accredited investor for up to $1.0 million pursuant to a Line of Credit and Loan Agreement dated August 26, 2014. In connection with the entry into the standby line of credit, the Company issued the lender a fully vested warrant to purchase 33,333 shares of common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015, which expires in August 2016. The fair value of the warrants, $114,300, was recorded as interest expense and additional paid-in capital in August 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $8.00, exercise price of $6.40, term of two years, volatility of 52%, dividend yield of 0%, and risk-free interest rate of 0.52%. The line of credit expired on March 31, 2015 and there were no drawdowns under the facility. The warrants expired in August 2016.

Long-term Debt

In August 2015, the Company entered into a loan and security agreement with a lender for up to $8.0 million, which provided for an initial loan commitment of $6.0 million. The loan agreement requires the Company to maintain $4.5 million of the proceeds in cash, which may be reduced or eliminated on the achievement of certain milestones. An additional $2.0 million is available contingent on the achievement of certain further milestones. The agreement has a term of three years, with interest only payments through February 29, 2016. Thereafter, principal and interest payments will be made with an interest rate of 9.9%. Additionally, there will be a balloon payment of $560,000 on August 1, 2018. This amount is being recognized over the term of the loan agreement and the effective interest rate, considering the balloon payment, is 15.0%. Proceeds to the Company were net of a $134,433 debt discount under the terms of the loan agreement. This debt discount is being recorded as interest expense, using the interest method, over the term of the loan agreement. Under the agreement, the Company is entitled to prepay principal and accrued interest upon five days prior notice to the lender. In the event of prepayment, the Company is obligated to pay a prepayment charge. If such prepayment is made during any of the first twelve months of the loan agreement, the prepayment charge will be (a) during such time as the Company is required to maintain a minimum cash balance, 2% of the minimum cash balance amount plus 3% of the difference between the amount being prepaid and the minimum cash balance, and (b) after such time as the Company is no longer required to maintain a minimum cash balance, 3% of the amount being prepaid. If such prepayment is made during any time after the first twelve months of the loan agreement, 1% of the amount being prepaid.

On April 21, 2016, the loan and security was amended upon which the Company repaid $1.5 million of the debt out of restricted cash. The amendment modified the repayment amortization schedule providing a four-month period of interest only payments for the period from May through August 2016.

As of March 31, 2017 and December 31, 2016, the net long-term debt obligation was as follows:

	March 31,	December 31,
	2017	2016
Debt and unpaid accrued end-of-term payment	$3,452,874	$3,894,320
Unamortized note discount	(30,816)	(42,493)
Unamortized debt issuance costs	(95,340)	(114,626)

Net debt obligation	$3,326,718	$3,737,201

Current portion of long-term debt	$1,994,015	$1,919,675
Long-term debt, net of discount	1,332,703	1,817,526

Total	$3,326,718	$3,737,201

Future principal payments under the long-term debt are as follows:

Years ending December 31	Amount
2017 - April through December	$1,541,946
2018	1,479,246

Total future principal payments	3,021,192
2018 end-of-term payment	560,000

3,581,192
Less: unaccreted end-of-term payment at March 31, 2017	(128,318)

Debt and unpaid accrued end-of-term payment	$3,452,874

The debt obligation includes an end-of-term payment of $560,000, which accretes over the life of the loan as interest expense. As a result of the debt discount and the end-of-term payment, the effective interest rate for the loan differs from the contractual rate.

Interest expense on the long-term debt for the years ended March 31, 2017 and 2016 was as follows:

	Three months ended
	March 31,
	2017	2016
Nominal Interest	$78,861	$148,626
Amortization of debt issuance costs	11,678	18,411
Accretion of end-of-term payment	48,655	76,696
Debt issuance costs	36,439	36,016

	$175,633	$279,749

At the IPO, the Company’s outstanding warrants to purchase convertible preferred stock were all converted to warrants to purchase common stock.

Warrants

On November 22, 2016, the Company entered into a Securities Purchase Agreement, or the 2016 Purchase Agreement, with certain institutional investors, pursuant to which the Company sold securities to such investors in a private placement transaction, which we refer to herein as the 2016 Private Placement. In the 2016 Private Placement, the Company sold an aggregate of 1,666,668 shares of the Company’s common stock at a price of $0.60 per share for gross proceeds of approximately $1.0 million. The investors in the 2016 Private Placement also received (i) warrants to purchase up to an aggregate of 1,666,668 shares of the Company’s common stock, at an exercise price of $0.75 per share, or the Series A Warrants, and the Placement Agent received warrants to purchase 133,333 shares of our common stock in lieu of cash for service fees with the same terms as the investors; (ii) warrants to purchase up to an aggregate 1,666,668 shares of the Company’s common stock, at an exercise price of $0.90 per share, or the Series B Warrants, and (iii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $1.00 per share, or the Series C Warrants and, together with the Series A Warrants and the Series B Warrants, the 2016 Warrants. The warrants were granted in three series with different terms. The warrants were valued using the Black-Scholes-Merton warrant pricing model as follows:

•

Series A Warrants and Placement Agent Warrants: 1,666,668 warrant shares with a strike price of $0.75 per share and an expiration date of May 29, 2022; and 133,333 warrant shares to the placement agent with a strike price of $0.75 and an expiration date of May 29, 2022; the expected life is 5.5 years, the volatility is 71.92% and the risk free rate is 1.87% in valuing these warrants.

•

Series B Warrants: 1,666,668 warrant shares with a strike price of $0.90 per share and an expiration date of November 29, 2017; the expected life is one year, the volatility is 116.65% and the risk free rate is 0.78% in valuing these warrants.

•

Series C Warrants: 1,666,668 warrant shares with a strike price of $1.00 per share and an expiration date of May 29, 2018; the expected life is 1.5 years, the volatility is 116.92% and the risk free rate is 0.94%.

The warrant valuation date was November 29, 2016 and the closing price of $0.69 per share was used in determining the fair value of the warrants. The series A warrants and placement agent warrants were valued at $756,001 and were classified as a warrant liability in the Company’s balance sheet. The series A warrants and placement agent warrants were revalued on December 31, 2016 at $799,201 which is included in the Company’s balance sheet, and the $43,200 increase is included in the Company’s statements of operations and comprehensive loss. The stock price was $0.716, the strike price was $0.75 per share, the expected life was 5.41 years, the volatility was 73.62% and the risk free rate was 2.0%. The series A warrants and placement agent warrants were revalued on March 31, 2017 at $1,252,620 which is included in the Company’s balance sheet, and the $453,419 increase is included in the Company’s statements of operations and comprehensive loss. The stock price was $1.00, the strike price was $0.75 per share, the expected life was 5.16 years, the volatility was 78.33% and the risk free rate was 1.95%. The series B and C warrants were classified as equity, and as such were not subject to revaluation at year end. Costs incurred in connection with the issuance were allocated based on the relative fair values of the Series A and the Series B and C warrants.

The Company’s warrant activity is summarized as follows:

	Three Months Ended	Year Ended
	March 31,	December 31,
	2017	2016
Beginning balance	5,968,876	748,872
Warrants granted	370,916	5,253,337
Warrants cancelled	—	(33,333)

Ending balance	6,339,792	5,968,876

7. Debt and Warrants

Convertible Notes and Warrants

2013 Convertible Notes

        From July through September 2013, the Company issued four convertible promissory notes (collectively the "Notes") for gross aggregate proceeds of $525,000 to various third-party lenders. The Notes bore interest at 8% per annum. The Notes automatically matured and the entire outstanding principal amount, together with accrued interest, was due and payable in cash at the earlier of July 8, 2015 (the "Maturity Date") or ten business days after the date of consummation of the initial closing of a first equity round of financing. The Company consummated a first equity round of financing prior to the Maturity Date with a pre-money valuation of greater than $3.0 million, and, accordingly, principal and accrued interest was converted into shares of common stock at 75% of the purchase price paid by such equity investors. These notes were all converted to common stock in February 2014 upon the issuance of the convertible preferred stock. In February 2014, in connection with the first equity round of financing and issuance of the Series A convertible preferred stock, the noteholders exercised their option to convert their Notes into 207,664 shares of common stock and accrued interest was paid in cash to the noteholders. The accreted interest expense related to the discount on the Notes was $1,443 for the period from January 1, 2014 to the conversion date of the Notes. Upon conversion, the entire remaining debt discount of $4,071 was recorded as interest expense.

        In connection with the Notes, the Company issued warrants to the noteholders, which became exercisable to purchase an aggregate of 207,664 shares of common stock as of the issuance of the first equity round of financing (the "Warrants"). The Warrants have a $2.53 exercise price, are fully exercisable from the initial date of the first equity round of financing, and have a five-year term subsequent to that date.

2014 Convertible Notes

        On June 2, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $300,000 to two accredited investors, including a convertible promissory note for $200,000 to a board member to which Series A preferred stock was sold. These notes accrued interest at 3% per annum and automatically were to mature on June 1, 2015. Interest expense for the year ended December 31, 2015 was $3,237 and is included in interest expense in the statement of operations and comprehensive loss. Accrued interest is $8,507 and is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. Upon the closing of the IPO, the outstanding principal amount automatically converted into 53,571 shares common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature ("BCF") existed because the effective conversion price on issuance of the notes was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $75,000 as a discount to notes payable and to additional paid-in capital. For the year ended December 31, 2015, the Company amortized $31,250 of the discount as interest expense in the statements of operations and comprehensive loss.

        On July 16, 2014, pursuant to a convertible note purchase agreement, the Company issued a convertible promissory note in the principal amount of $150,000 to an accredited investor. This note accrued interest at 3% per annum and automatically was to mature on June 1, 2015. Interest expense for the year ended December 31, 2015 was $1,627 and is included in interest expense in the statements of operations and comprehensive loss. Accrued interest is $3,711 and is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. Upon the closing of the IPO, the outstanding principal amount automatically converted into 26,785 shares of common stock at $5.60, as amended in March 2015. Upon issuance, the Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method and recorded a BCF of $37,500 as a discount to the notes payable and to additional paid-in capital. For the year ended December 31, 2015, the Company amortized $17,857 of the discount as interest expense in the statements of operations and comprehensive loss.

        In connection with the Transfer Agreement (Note 6) the Company issued fully vested and immediately exercisable warrants to the Manufacturer to purchase 16,666 shares of common stock at 90% of the IPO price, amended to $6.30 in March 2015, for a period of five years. The fair value of the warrants, $37,840, was recorded as research and development expense and additional paid-in capital in June 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.83, exercise price of $4.35, term of five years, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.64%.

        On December 23, 2014, pursuant to a convertible note purchase agreement, the Company issued convertible promissory notes in the aggregate principal amount of $650,000 to three accredited investors, including a convertible promissory note for $250,000 to the same board member to which the June 2, 2014 $200,000 convertible promissory note was issued and to which Series A preferred stock was sold. These notes accrued interest at 12% per annum and became payable within thirty days following the IPO. Interest expense for the year ended December 31, 2015 was $28,210 and is included in interest expense in the statements of operations and comprehensive loss. Accrued interest is $30,132 and is included in accrued liabilities in the balance sheet. All interest was to be paid in cash upon maturity. Upon consummation of the Company's IPO, the noteholders converted the notes into 116,070 shares of common stock at a conversion price equal to 80% of the IPO price, amended to $5.60 in March 2015. In connection with these notes, the Company also issued the lenders a fully vested warrant to purchase shares of the Company's common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015. These warrants entitle the noteholders to purchase 58,035 shares of common stock. The fair value of the warrants, $147,943, was recorded as a debt discount and liability at December 23, 2014. The Company amortized $141,890 of this discount in the year ended December 31, 2015 which has been recorded as interest expense in the Company's statements of operations and comprehensive loss. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $4.59, exercise price of $4.15, term of three years expiring December 2017, volatility of 49%, dividend yield of 0%, and risk-free interest rate of 1.10%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was amortized as interest expense over the one hundred ninety days from issuance of the notes through their first maturity date of July 31, 2015, beginning in January 2015. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of $502,057 was recorded as a discount to the notes payable and to additional paid-in capital. For the year ended December 31, 2015, the Company amortized $484,329 of the BCF as interest expense in the statements of operations and comprehensive loss.

2015 Convertible Notes

        In February 2015, the Company issued convertible promissory notes to two accredited investors in the aggregate principal amount of $250,000. These notes were issued pursuant to the convertible note purchase agreement dated December 23, 2014. In connection with the issuance of the notes, the Company issued the lenders warrants to purchase 22,320 shares at $5.60 per share, which expire December 31, 2017. Principal and interest of $103,912 was paid in May 2015 for $100,000 of these notes. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of for the full face value was recorded as a discount to the notes payable and to additional paid-in capital. For the years ended December 31, 2016 and 2015, the Company amortized $0 and $250,000 of the BCF as interest expense in the Company's statement of operations and comprehensive income.

Extinguishment of debt

        The remaining outstanding note of $150,000 is payable to the investor at an effective simple interest rate of 12% per annum, and was due in full on July 31, 2016. On July 28, 2016, the Company entered into an amendment to delay the repayment of the principal and related interest under the terms of the remaining note from July 31, 2016 to October 31, 2016. On November 8, 2016, the Company entered into an amendment to extend the maturity date of the remaining note from October 31, 2016 to January 1, 2017. In exchange for the extension of the maturity date, on November 8, 2016, the Company's board of directors granted the lendor a warrant to purchase 120,000 shares of the Company's common stock for $0.01 per share. The warrant is exercisable at any time on or before July 28, 2022, the expiration date of the warrant.

        The amendment and related warrant issuance resulted in the Company treating the debt as having been extinguished and replaced with new debt for accounting purposes due to meeting the 10% cash flow test. The Company calculated a loss on the extinguishment of debt of $108,000, or the equivalent to the fair value of the warrants granted, which is included in other expense in the Company's statements of operations and comprehensive loss.

        The $150,000 note is included in notes payable in the Company's balance sheet. The Company has accrued interest of $33,929 and $15,880, which is included in accrued liabilities in the Company's balance sheet as of December 31, 2016 and 2015, respectively, and incurred $18,049 and $15,880 in interest expense in the years ended December 31, 2016 and 2015, respectively.

        On December 28, 2016, the Company entered into an amendment to extend the maturity date of the note from January 1, 2017 to January 31, 2017. On January 31, 2017, the Company entered into an amendment to further extend the due date of the $150,000 convertible note payable from January 31, 2017 to January 1, 2018.

        In March 2015, the Company entered into a non-binding letter of intent with an investor. In connection therewith, the investor paid the Company $1.0 million. At March 31, 2015, the Company had recorded this amount as a loan advance on the balance sheet. In April 2015, the investor purchased $1.0 million of convertible promissory notes from the Company, the terms of which provided that such notes were to be converted into shares of the Company's common stock upon the closing of an IPO at a conversion price of $5.60 per share. In connection with the purchase of the notes, the Company issued the investor a warrant to purchase 89,285 shares at $5.60 per share, which expires December 31, 2017. The notes accrued simple interest of 12% per annum and, upon consummation of the Company's IPO in May 2015, converted into 178,571 shares of the Company's common stock. The Company analyzed the beneficial nature of the conversion terms and determined that a BCF existed because the effective conversion price was less than the fair value at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method. A BCF of for the full face value was recorded as a discount to the notes payable and to additional paid-in capital. For the year ended December 31, 2015, the Company amortized $1,000,000 of the BCF as interest expense in the Company's statements of operations and comprehensive income. The Company has accrued interest of $17,753, which is included in accrued liabilities in the Company's balance sheet, and has incurred $17,753 and $15,880 in interest expense in the years ended December 31, 2016 and 2015, respectively.

        The outstanding convertible notes payable obligation was $150,000 as of December 31, 2016 and 2015.

        Interest expense on the convertible notes for the years ended December 31, 2016 and 2015 was as follows:

	Years Ended December 31,
	2016	2015
Nominal Interest	$18,049	$70,619
Amortization of debt discount	—	1,925,326

	$18,049	$1,995,945

        Interest payable on the convertible notes at December 31, 2016 and 2015 was as follows:

	December 31, 2016	December 31, 2015
Interest Payable:	$94,048	$75,999

Notes Payable—Bridge Loans

        On October 30, 2014, the Company entered into a standby bridge financing agreement with two lenders, which was amended and restated on December 3, 2014, which provided a loan commitment in the aggregate principal amount of $1.0 million (the "Bridge"). Proceeds to the Company were net of a $100,000 debt discount under the terms of the Bridge and net of $104,000 of debt issuance costs. This debt discount and debt issuance costs were recorded as interest expense using the effective interest method, over the six month term of the Bridge. The Bridge became payable upon the IPO. The Bridge was repaid in May 2015, including interest thereon in an amount of $1,321,600. In connection with the Bridge, the lenders were granted warrants to purchase 178,569 shares of the Company's common stock determined by dividing $1.0 million by the exercise price of 80% of the IPO price, amended to $5.60 in March 2015. The fair value of the warrants, $505,348, was originally recorded as a debt discount and liability at December 3, 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $5.01, exercise price of $5.23, term of five years expiring December 2019, volatility of 63%, dividend yield of 0%, and risk-free interest rate of 1.61%. Based on the circumstances, the value derived using the Black-Scholes model approximated that which would be obtained using a lattice model. The debt discount was recorded as interest expense over the six month term of the Bridge. Of the aggregate debt discount of $605,348 (warrants and original $100,000 discount), $521,291 was recorded as interest expense during the year ended December 31, 2015. Additional financing costs of $104,000 were incurred related to the Bridge and deferred on closing. These were recognized as interest expense over the six-month term of the Bridge using the effective interest method. The Company amortized the remaining $86,667 of these deferred financing charges by the end of May 2015 was recorded the amortized amounts as interest expense. The Company fully extinguished the debt and accrued interest in May 2015.

        Interest expense on the notes payable-bridge loans for the years ended December 31, 2016 and 2015 was as follows:

	Years Ended December 31,
	2016	2015
Nominal Interest	$—	$100,000
Amortization of debt discount	—	521,291
Repayment premium	—	201,600
Debt issuance costs	—	86,667

	$—	$909,558

Standby Line of Credit

        In August 2014, the Company entered into a standby line of credit with an accredited investor for up to $1.0 million pursuant to a Line of Credit and Loan Agreement dated August 26, 2014. In connection with the entry into the standby line of credit, the Company issued the lender a fully vested warrant to purchase 33,333 shares of common stock at an exercise price equal to 80% of the IPO price, amended to $5.60 in March 2015, which expires in August 2016. The fair value of the warrants, $114,300, was recorded as interest expense and additional paid-in capital in August 2014. The warrants were originally valued using the Black-Scholes model with the following assumptions: stock price of $8.00, exercise price of $6.40, term of two years, volatility of 52%, dividend yield of 0%, and risk-free interest rate of 0.52%. The line of credit expired on March 31, 2015 and there were no drawdowns under the facility. The warrants expired in August 2016.

Long-term Debt

        In August 2015, the Company entered into a loan and security agreement with a lender for up to $8.0 million, which provided for an initial loan commitment of $6.0 million. The loan agreement requires the Company to maintain $4.5 million of the proceeds in cash, which may be reduced or eliminated on the achievement of certain milestones. An additional $2.0 million is available contingent on the achievement of certain further milestones. The agreement has a term of three years, with interest only payments through February 29, 2016. Thereafter, principal and interest payments will be made with an interest rate of 9.9%. Additionally, there will be a balloon payment of $560,000 on August 1, 2018. This amount is being recognized over the term of the loan agreement and the effective interest rate, considering the balloon payment, is 15.0%. Proceeds to the Company were net of a $134,433 debt discount under the terms of the loan agreement. This debt discount is being recorded as interest expense, using the interest method, over the term of the loan agreement. Under the agreement, the Company is entitled to prepay principal and accrued interest upon five days prior notice to the lender. In the event of prepayment, the Company is obligated to pay a prepayment charge. If such prepayment is made during any of the first twelve months of the loan agreement, the prepayment charge will be (a) during such time as the Company is required to maintain a minimum cash balance, 2% of the minimum cash balance amount plus 3% of the difference between the amount being prepaid and the minimum cash balance, and (b) after such time as the Company is no longer required to maintain a minimum cash balance, 3% of the amount being prepaid. If such prepayment is made during any time after the first twelve months of the loan agreement, 1% of the amount being prepaid.

        On April 21, 2016, the loan and security was amended upon which the Company repaid $1.5 million of the debt out of restricted cash. The amendment modified the repayment amortization schedule providing a four-month period of interest only payments for the period from May through August 2016.

        As of December 31, 2016 and 2015, the net long-term debt obligation was as follows:

	December 31, 2016	December 31, 2015
Debt and unpaid accrued end-of-term payment	$3,894,320	$6,115,797
Unamortized note discount	(42,493)	(106,635)
Unamortized debt issuance costs	(114,626)	(206,235)

Net debt obligation	$3,737,201	$5,802,927

Current portion of long-term debt	$1,919,675	$1,707,899
Long-term debt, net of discount	1,817,526	$4,095,028

Total	$3,737,201	$5,802,927

        Future principal payments under the long-term debt are as follows:

Years ending December 31	Amount
2017	$2,032,048
2018	1,479,246

Total future principal payments	3,511,294
2018 end-of-term payment	560,000

4,071,294
Less: unaccreted end-of-term payment at December 31, 2016	(176,974)

Debt and unpaid accrued end-of-term payment	$3,894,320

        The obligation at December 31, 2015 includes an end-of-term payment of $560,000, which accretes over the life of the loan as interest expense. As a result of the debt discount and the end-of-term payment, the effective interest rate for the loan differs from the contractual rate.

        Interest expense on the long-term debt for the years ended December 31, 2016 and 2015 was as follows:

	December 31, 2016	December 31, 2015
Nominal Interest	$457,448	$224,400
Amortization of debt discount	64,142	27,798
Accretion of end-of-term payment	267,230	115,797
Debt issuance costs	178,713	43,789

	$967,533	$411,784

        At the IPO, the Company's outstanding warrants to purchase convertible preferred stock were all converted to warrants to purchase common stock.

Warrants

        On November 22, 2016, the Company entered into a Securities Purchase Agreement, or the 2016 Purchase Agreement, with certain institutional investors, pursuant to which the Company sold securities to such investors in a private placement transaction, which we refer to herein as the 2016 Private Placement. In the 2016 Private Placement, the Company sold an aggregate of 1,666,668 shares of the Company's common stock at a price of $0.60 per share for gross proceeds of approximately $1.0 million. The investors in the 2016 Private Placement also received (i) warrants to purchase up to an aggregate of 1,666,668 shares of the Company's common stock, at an exercise price of $0.75 per share, or the Series A Warrants, and the Placement Agent received warrants to purchase 133,333 shares of our common stock in lieu of cash for service fees with the same terms as the investors; (ii) warrants to purchase up to an aggregate 1,666,668 shares of the Company's common stock, at an exercise price of $0.90 per share, or the Series B Warrants, and (iii) warrants to purchase up to an aggregate 1,666,668 shares of our common stock, at an exercise price of $1.00 per share, or the Series C Warrants and, together with the Series A Warrants and the Series B Warrants, the 2016 Warrants.The warrants were granted in three series with different terms. The warrants were valued using the Black-Scholes-Merton warrant pricing model as follows:

•

Series A Warrants and Placement Agent Warrants: 1,666,668 warrant shares with a strike price of $0.75 per share and an expiration date of May 29, 2022; and 133,333 warrant shares to the placement agent with a strike price of $0.75 and an expiration date of May 29, 2022; the expected life is 5.5 years, the volatility is 71.92% and the risk free rate is 1.87% in valuing these warrants.

•

Series B Warrants: 1,666,668 warrant shares with a strike price of $0.90 per share and an expiration date of November 29, 2017; the expected life is one year, the volatility is 116.65% and the risk free rate is 0.78% in valuing these warrants.

•

Series C Warrants: 1,666,668 warrant shares with a strike price of $1.00 per share and an expiration date of May 29, 2018; the expected life is 1.5 years, the volatility is 116.92% and the risk free rate is 0.94%.

        The warrant valuation date was November 29, 2016 and the closing price of $0.69 per share was used in determining the fair value of the warrants. The series A warrants and placement agent warrants were valued at $756,001 and were classified as a warrant liability in the Company's balance sheet. The series A warrants and placement agent warrants were revalued on December 31, 2016 at $799,201 which is included in the Company's balance sheet, and the $43,200 increase is included in the Company's statements of operations and comprehensive loss. The strike price was $0.75 per share, the expected life was 5.41 years, the volatility was 73.62% and the risk free rate was 2.0%. The series B and C warrants were classified as equity, and as such were not subject to revaluation at year end. Costs incurred in connection with the issuance were allocated based on the relative fair values of the Series A and the Series B and C warrants.

        The Company's warrant activity is summarized as follows:

	December 31, 2016	December 31, 2015
Beginning balance at January 1	748,872	494,267
Warrants granted	5,253,337	254,605
Warrants cancelled	(33,333)	—

Ending balance at December 31	5,968,876	748,872